Intangible assets and property, plant and equipment - Intangibles (Details) - EUR (€) € in Thousands	Dec. 31, 2021	Dec. 31, 2020
Intangible assets and goodwill
Intangible assets	€ 878	€ 1,143
Software
Intangible assets and goodwill
Intangible assets	565	806
Licenses
Intangible assets and goodwill
Intangible assets	31	56
Prepayments made on intangible assets
Intangible assets and goodwill
Intangible assets	282	€ 281
Capitalized cost
Intangible assets and goodwill
Intangible assets	€ 30